Income Taxes	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2017	2016	2015
Current:
Federal	$739	1,247	2,315
State	164	334	408
	903	1,581	2,723
Deferred	(434)	2,067	(588)

Total	$469	3,648	2,135

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2017	2016	2015
Amount computed at statutory
Federal rate	$781	3,180	1,862
State income taxes (net of Federal
income tax benefit)	108	440	257
Excess tax benefits from stock option exercises	(427)	—	—
Other, net	7	28	16
Provision for income taxes	$469	3,648	2,135

In this reconciliation, the category “Other, net” consists of changes in permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2017	2016
Deferred tax liabilities:
Property and equipment	$11,568	12,156
Prepaid expenses	121	134
Gross deferred tax liabilities	11,689	12,290
Deferred tax assets:
Insurance liabilities	159	184
Employee benefits and other	1,485	1,627
Gross deferred tax assets	1,644	1,811
Net deferred tax liability	$10,045	10,479

The Company has no unrecognized tax benefits.

Patriot tax returns in the U.S. and various states that include the Company are subject to audit by taxing authorities. As of September 30, 2017, the earliest tax year that remains open for audit in the Unites States is 2012.